Investment in Unconsolidated Investees - Additional information (Detail) - USD ($)		9 Months Ended
	Mar. 01, 2021	Sep. 30, 2021
Other Investments [Line Items]
Payments to acquire Investments	$ 4.6
Equity method investments	$ 8.0
Equity method investment, ownership percentage	34.50%	15.00%
Other Financial Instruments Revaluation and other (Gains) Losses Member [Member]
Other Investments [Line Items]
Gain (loss) on conversion of debt investments		$ 3.4
Common Equity Member [Member] | Share Purchase Warrants Member [Member]
Other Investments [Line Items]
Payments to acquire Investments	$ 0.4
Equity method investment, ownership percentage	2.40%